Summary of Significant Accounting Policies - Narrative (Details)				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 08, 2019 USD ($)	Jan. 02, 2019	Mar. 02, 2016 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2016 USD ($) shares	Oct. 31, 2015 USD ($)	Jun. 29, 2019 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 29, 2019 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	May 06, 2019 USD ($) shares	May 05, 2019 $ / shares shares	Dec. 31, 2015 USD ($)
Class of Warrant or Right [Line Items]
Stock split, conversion ratio		1.5
Deferred offering costs							$ 4,900,000		$ 4,900,000		$ 3,200,000
Deferred offering costs, incurred not paid									$ 600,000
Warrants outstanding (in shares) | shares							0		0		60,002	60,002
Liability for estimated sales discounts							$ 1,100,000		$ 1,100,000		$ 800,000
Advertising expense											62,000	$ 300,000	$ 15,000
Transition costs, manufacturing and packaging operations													2,900,000
Cost of goods sold							44,510,000	$ 14,755,000	$ 73,945,000	$ 25,474,000	$ 70,360,000	$ 34,772,000	$ 22,494,000
Stock options granted (in shares) | shares									1,488,032		2,136,012	382,476	1,674,141
Research and development expenses							4,212,000	$ 2,497,000	$ 8,710,000	$ 4,102,000	$ 9,587,000	$ 5,722,000	$ 5,782,000
Loans to related parties for purchase of stock											0	951,000				$ 951,245
Loan to related party, interest rate																1.68%
Common Stock | Line of credit | SVB Credit Facilities
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares) | shares								60,002		60,002					60,002
Exercise price (in dollars per share) | $ / shares								$ 2.99		$ 2.99					$ 3.00
Series B
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares) | shares								121,694		121,694					121,694
Exercise price (in dollars per share) | $ / shares								$ 1.07		$ 1.07					$ 1.07
Series E
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares) | shares								39,073		39,073					39,073
Exercise price (in dollars per share) | $ / shares								$ 3.68		$ 3.68					$ 3.68
IPO
Class of Warrant or Right [Line Items]
Deferred offering costs							1,900,000		1,900,000		2,400,000			$ 4,900,000
IPO | Common Stock
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares) | shares														160,767
Shipping and handling
Class of Warrant or Right [Line Items]
Cost of goods sold							$ 2,600,000	$ 1,800,000	$ 3,900,000	$ 2,800,000	$ 6,100,000	$ 3,400,000	$ 1,400,000
Distributor one | Customer concentration risk | Revenue benchmark
Class of Warrant or Right [Line Items]
Concentration risk							22.00%	39.00%	22.00%	37.00%	32.00%	38.00%	31.00%
Distributor two | Customer concentration risk | Revenue benchmark
Class of Warrant or Right [Line Items]
Concentration risk							20.00%	15.00%	21.00%	15.00%	21.00%	10.00%	16.00%
Distributor three | Customer concentration risk | Revenue benchmark
Class of Warrant or Right [Line Items]
Concentration risk								15.00%		13.00%	13.00%	10.00%	12.00%
International | Geographic concentration risk | Revenue benchmark
Class of Warrant or Right [Line Items]
Concentration risk							12.00%	3.00%	13.00%	2.00%	7.00%
Donald Thompson
Class of Warrant or Right [Line Items]
Consulting fees, related party									$ 0	$ 47,162	$ 121,546
Consulting agreement | Executive Chair
Class of Warrant or Right [Line Items]
Monthly transaction amount	$ 20,210.33		$ 14,585.33
Advisor agreement | Food System Strategies, LLC
Class of Warrant or Right [Line Items]
Daily transaction amount						$ 4,000
Amended advisor agreement | Food System Strategies, LLC
Class of Warrant or Right [Line Items]
Monthly transaction amount				$ 10,000	$ 25,000
Restricted stock unit | 2018 Plan | Executive Chair
Class of Warrant or Right [Line Items]
Fair value per share (in dollars per share)			$ 105,000
Vesting period			12 months
Termination period upon prior written notice			120 days
Breach, termination period upon prior written notice, non-breaching party			30 days
Non-qualified stock option | Amended advisor agreement | Food System Strategies, LLC
Class of Warrant or Right [Line Items]
Vesting period					3 years
Stock options granted (in shares) | shares					798,848
Minimum | Advisor agreement | Food System Strategies, LLC
Class of Warrant or Right [Line Items]
Days of service						2 days
Minimum | Amended advisor agreement | Food System Strategies, LLC
Class of Warrant or Right [Line Items]
Days of service				5 days
Maximum | Amended advisor agreement | Food System Strategies, LLC
Class of Warrant or Right [Line Items]
Days of service				6 days
Level 3
Class of Warrant or Right [Line Items]
Debt instrument, fair value												$ 1,480,000
Contract termination
Class of Warrant or Right [Line Items]
Cost of goods sold												$ 800,000